Trading revenues	6 Months Ended
Jun. 30, 2013
Trading revenues
Note 8 Trading revenues

in	6M13	6M12
Trading revenues (CHF million)
Interest rate products	595	411
Foreign exchange products	897	481
Equity/index-related products	479	932
Credit products	(44)	(828)
Commodity, emission and energy products	191	88
Other products	46	357
Total	2,164	1,441
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.